OTHER NON-CURRENT ASSETS (Schedule Of Other Non-current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Receivable related to the disposition of equity method investment in Nuomi	$ 18,460
Employee housing loan	1,734	[1]	3,797	[1]
Rental deposit	1,259		1,896
Restricted cash, non-current	314		322
Long-term deferred expense			49
Suppliers deposit	77		720
Total	$ 21,844		$ 6,784

[1]	The balance represents the interest-bearing long-term loans to employees provided by the Company during the period from late 2011 to early 2013. Such program was suspended in 2013.